UNITED STATES
         SECURITIES & EXCHANGE COMMISSION
              Washington, D.C.   20549

                FORM 13F
              FORM 13F COVER PAGE

Report for the Quarter Ended:     December 31,1999

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         The Danforth Associates, Inc.
Address: One Hollis Street
         Suite 206
         Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Danforth
Title:   President
Phone:   800-443-4427
Signature, Place, and Date of Signing:

    Stuart Gould Danforth   Wellesley, MA   January 12, 1999

Report Type:

(X) 13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                   FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $239,339,200

                        FORM 13F   INFORMATION TABLE
                                                  DISCRETION         AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP        MARKET VALUE   SHARES
(A) SOLE    MANAGER     (C) NONE
--------------------    -------------- ---------      ------------   -------
----------  -------     -------

AMERICAN INT'L GROUP    COM       026874107 $2,142,500      19,815        X
1
 X

AUTOMATIC DATA PROC.    COM       053015103 $5,682,000     105,467        X
1
 X

BANK OF NEW YORK   COM       064057102 $5,226,500     130,662        X    1
   X

CISCO SYSTEMS      COM       17275R102 $6,492,400      60,606        X    1
   X

CITIGROUP INC      COM       172967101 $6,369,900     114,386        X    1
   X

COLGATE PALMOLIVE  COM       194162103 $5,371,300      82,636        X    1
   X

DAYTON HUDSON      COM       239753106 $8,407,900     114,490        X    1
   X

EMC CORP.          COM       268648102   $542,600       4,967        X    1
   X

EXXON MOBIL        COM       30231G102 $7,446,600      92,432        X    1
   X

FANNIE MAE         COM       313586109 $7,166,200     114,774        X    1
   X

FIRST DATA CORP.   COM       319963104 $1,308,000      26,525        X    1
   X

FLEETBOSTON FINANCIAL   COM       338915100 $3,110,300      89,343        X
1
 X

GTE CORP.          COM       362320103 $7,702,400     109,157        X    1
   X

GANNETT CO.        COM       364730101 $6,213,500      76,181        X    1
   X

GENERAL ELECTRIC   COM       369604103      $13,463,600          87,002
X   1
  X

HONEYWELL          COM       438516106 $7,679,800     133,128        X    1
   X

INTEL CORP         COM       458140100      $11,141,000    135,350        X
1
 X

IBM           COM       458140100 $4,472,500      41,460        X    1       X

INTERPUBLIC GROUP  COM       460690100      $12,588,700    218,223        X
1
 X

LOWES COS.         COM       548661107       $9,014,300    150,867        X
1
 X

MEDTRONIC          COM       585055106 $9,062,300      48,709        X    1
   X

MERCK & CO         COM       589331107 $3,431,100      51,067        X    1
   X

MICROSOFT          COM       594918104 $6,624,600       56,742       X    1
   X

NORTEL NETWORKS         COM       656569100      $13,226,300    130,953
X   1
  X

PE BIOSYSTEMS      COM       714041100 $8,446,300      70,203        X    1
   X

PFIZER INC         COM       717081103       $6,868,800    211,756        X
1
 X

PITNEY BOWES       COM       724479100 $2,719,700      56,293        X    1
   X

PROCTER & GAMBLE   COM       742718109 $4,561,100      41,630        X    1
   X

SOLECTRON          COM       834182107 $2,841,000      29,866        X    1
   X

STAPLES            COM       855030102         $835,800       40,280      X
1
 X

SUN MICROSYSTEMS   COM       866810104 $3,767,700      48,655        X    1
   X

TEXAS INSTRUMENTS  COM       882508104 $7,269,600      75,235        X    1
   X

TEXTRON            COM       883203101 $6,324,300      82,469        X    1
   X

TIME WARNER        COM       887315109 $6,471,200      89,489        X    1
   X

TYCO INTERNATIONAL COM       902124106 $3,029,500      77,680        X    1
   X

UNITED TECHNOLOGIES     COM       913017109 $2,173,100      33,432        X
1
 X

WALGREEN CO.       COM       931422109       $9,209,600    314,857        X
1
 X

WARNER LAMBERT          COM       934488107 $9,208,800     112,388        X
1
 X

WELLS FARGO        COM       949746101 $1,726,500      42,695        X    1
   X

